PREPAID LAND LEASES - Annual Amortization Of Prepaid Land Leases (Details) $ in Thousands	Jun. 30, 2019 USD ($)
PREPAID LAND LEASES
2021	$ 389
2022	389
2023	389
2024	389
2025	$ 389